RIGHT-OF-USE-ASSETS, NET (Details Narrative)	12 Months Ended
Dec. 31, 2025
Right-of-use-assets Net
Lease description	the Group leased offices for its operations. Lease contracts are entered into fixed terms from 5 year to 9 years (2024: 3 year to 9 years).